General Information (Tables)	12 Months Ended
Dec. 31, 2023
General Information
Schedule of company employees details

	Number of employes
	Parent company	Consolidated
Senior Executives	9	14
Managers and Deputy Managers	91	486
Others workers	322	8,754
Total	422	9,254

Schedule of described licenses are detailed

Main brands under license
Licenses	Validity Date
Aberlour, Absolut, Ballantine's, Beefeater, Blender´s Pride, Borzoi, Chivas Reagal, Cuvee MUMM, Dubonnet, Elyx, G.H. MUMM, Havana Club, Jameson, Kahlúa, Level, Long John, Longmorn, Malibu, Martell, Olmeca, Orloff, Passport, Pernod, Perrier Jouet, Ricard, Royale Salute, Sandeman, Scapa, Strathisla, The Glenlivet, Wyborowa, 100 Pipers, in Chile (1)	June 2027
Amstel in Argentina (2)	10 years renewables
Amstel in Bolivia (10)	August 2033
Amstel in Uruguay (17)	In process
Amstel in Paraguay (1)	September 2024
Austral in Chile (4)	July 2024
Blue Moon in Chile (5)	December 2025
Blue Moon in Paraguay (17)	April 2028
Coors in Chile (6)	December 2025
Crush, Canada Dry (Ginger Ale, Agua Tónica and Limón Soda) in Chile (7)	December 2028
Fernet Branca, Brancamenta, Punt E Mes, Borghetti, Carpano Rosso and Carpano Bianco in Chile	December 2024
Frugo in Chile	Indefinitely
Gatorade in Chile (8)	December 2043
Grolsch in Argentina	May 2028
Heineken in Bolivia (9)	December 2024
Heineken in Chile and Argentina (10)	10 years renewables
Heineken in Colombia (11)	March 2028
Heineken in Paraguay (1)	May 2026
Heineken in Uruguay (10)	10 years renewables
Mas in Uruguay (16)	December 2028
Kunstmann in Colombia (1)	July 2025
Miller in Argentina (11)	December 2026
Miller Lite and Miller Genuine Draft in Colombia (14)	December 2026
Miller in Uruguay (7)	July 2026
Nestlé Pure Life in Chile (7)	December 2027
Paulaner in Paraguay	April 2025
Patagonia in Chile	Indefinitely
Pepsi, Seven Up and Mirinda in Chile	December 2043
Polar Imperial in Chile	Indefinitely
Red Bull in Chile (12)	Indefinitely
Rockstar in Chile (18)	December 2043
Sol in Argentina (10)	10 years renewables
Sol in Chile (10)	10 years renewables
Sol in Colombia (3)	March 2028
Sol in Paraguay (1)	January 2026
Té Lipton in Chile	December 2030
Tecate in Colombia (3)	March 2028
Warsteiner in Argentina (15)	May 2028
Watt´s in Uruguay	99 years
Watt's (nectars, fruit-based drinks and other) rigid packaging, except carton in Chile	Indefinitely
Watt's in Paraguay (13)	July 2026

(1)	Renewable for successive periods of 3 years.
(2)	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(3)	The contract will remain in effect as long as the Heineken license agreeemente for Colombia remains in force.
(4)	Renewable for periods of two years, subject to the compliance of the contract conditions
(5)	If Renewal criteria have benn satisfied, renewable through December, 2025, thereafter shall automatically renew every year for a new term of 5 years (Rolling Contract).
(6)	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 5 years, subject to the compliance of the contract conditions.
(7)	License renewable for periods of 5 years, subject to the compliance of the contract conditions.
(8)	License was renewed for a period equal to the duration of the Shareholders Agreement of Bebidas CCU-PepsiCo SpA.
(9)	License for 10 years, automatically renewable for periods of 5 years, unless notice of non-renewal.
(10)	License for 10 years, automatically renewable on the same terms (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(11)	After the initial termination date, license is automatically renewable each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given.
(12)	Indefinite contract, notice of termination 6 months in advance.
(13)	Sub-license is renewed automatically and successively for two periods of 5 years each, subject to the terms and conditions stipulated in the International Sub-license agreement of December 28, 2018 between Promarca Internacional Paraguay S.R.L. and Bebidas del Paraguay S.A.
(14)	License renewable for one period of 5 years, subject to the compliance of the contract conditions.
(15)	Prior to the expiration of the term, the parties will negotiate its renewal for another 5 years.
(16)	Renewable contract for successive periods of 10 years.
(17)	Distribution started; distribution contract under negotiation.
(18)	As long as the shareholders Agreement of Bebidas CCU-PepsiCo SpA. is in force.

Schedule of direct and indirect significant subsidiaries

Subsidiary	Tax ID	Country of origin	Functional currency	Share percentage direct and indirect
				As of December 31, 2023			As of December 31, 2022
				Direct %	Indirect %	Total %	Total %
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	–	50.0917	50.0917	50.0917
Cervecera Guayacán SpA. (**)	76,035,409-0	Chile	Chilean Pesos	–	25.0006	25.0006	25.0006
CRECCU S.A. (13)	76,041,227-9	Chile	Chilean Pesos	99.9602	0.0398	100.0000	100.0000
Cervecería Belga de la Patagonia S.A. (**)	76,077,848-6	Chile	Chilean Pesos	–	25.5034	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	Chilean Pesos	99.8516	0.1484	100.0000	100.0000
Bebidas CCU-PepsiCo SpA. (**)	76,337,371-1	Chile	Chilean Pesos	–	49.9888	49.9888	49.9888
CCU Inversiones II SpA. (1)	76,349,531-0	Chile	US Dollar	99.9547	0.0453	100.0000	100.0000
Cervecería Szot SpA. (**)	76,481,675-7	Chile	Chilean Pesos	–	25.0006	25.0006	25.0006
Bebidas Carozzi CCU SpA. (**)	76,497,609-6	Chile	Chilean Pesos	–	49.9917	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	–	99.9834	99.9834	99.9834
Inversiones Invex CCU Ltda. (2)	76,572,360-4	Chile	US Dollar	66.6519	33.3406	99.9925	99.9922
Promarca Internacional SpA. (**)	76,574,762-7	Chile	US Dollar	–	49.9917	49.9917	49.9917
CCU Inversiones S.A. (3)	76,593,550-4	Chile	Chilean Pesos	99.0242	0.9533	99.9775	99.9775
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	–	80.0000	80.0000	80.0000
Promarca S.A. (**)	76,736,010-K	Chile	Chilean Pesos	–	49.9917	49.9917	49.9917
D&D SpA. (12) (**)	76,920,876-3	Chile	Chilean Pesos	–	40.8105	40.8105	–
La Barra S.A. (9)	77,148,606-1	Chile	Chilean Pesos	99.0000	1.0000	100.0000	100.0000
Mahina SpA. (**)	77,248,551-4	Chile	Chilean Pesos	–	25.0458	25.0458	25.0458
Volcanes del Sur S.A. (8)	77,622,887-7	Chile	Chilean Pesos	–	74.9503	74.9503	74.9503
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	98.0000	2.0000	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	95.8904	4.1080	99.9984	99.9984
Millahue S.A.	91,022,000-4	Chile	Chilean Pesos	99.9621	–	99.9621	99.9621
Viña San Pedro Tarapacá S.A. (*) (3)	91,041,000-8	Chile	Chilean Pesos	–	84.6824	84.6824	84.6824
Manantial S.A.	96,711,590-8	Chile	Chilean Pesos	–	50.5519	50.5519	50.5519
Viña Altaïr SpA.	96,969,180-9	Chile	Chilean Pesos	–	84.6824	84.6824	84.6824
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	–	50.0007	50.0007
Cervecera CCU Chile Ltda. (7)	96,989,120-4	Chile	Chilean Pesos	99.8064	0.1935	99.9999	99.9999
Embotelladoras Chilenas Unidas S.A.	99,501,760-1	Chile	Chilean Pesos	98.8000	1.1834	99.9834	99.9834
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	50.0000	49.9888	99.9888	99.9888
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	46.0000	34.0000	80.0000	80.0000
Cía. Cervecerías Unidas Argentina S.A.	0-E	Argentina	Argentine Pesos	–	99.9939	99.9939	99.9937
Compañía Industrial Cervecera S.A. (14)	0-E	Argentina	Argentine Pesos	–	99.9952	99.9952	99.9950
Finca La Celia S.A.	0-E	Argentina	Argentine Pesos	–	84.6824	84.6824	84.6824
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	–	74.9980	74.9980	74.9979
Sáenz Briones y Cía. S.A.I.C. (14)	0-E	Argentina	Argentine Pesos	–	–	–	99.9369
Bebidas Bolivianas BBO S.A. (6)	0-E	Bolivia	Bolivians	–	51.0000	51.0000	51.0000
VSPT Winegroup (Shanghai) Limited (11)	0-E	China	Yuan	–	84.6824	84.6824	84.6824
International Spirits Investments USA LLC	0-E	United States	US Dollar	–	80.0000	80.0000	80.0000
VSPT US LLC (4)	0-E	United States	US Dollar	–	84.6824	84.6824	84.6824
VSPT UK Ltd. (5)	0-E	United Kingdom	Sterling Pound	–	84.6824	84.6824	84.6824
Bebidas del Paraguay S.A. (10)	0-E	Paraguay	Paraguayan Guaranies	–	55.0070	55.0070	50.0050
Distribuidora del Paraguay S.A. (10)	0-E	Paraguay	Paraguayan Guaranies	–	54.9640	54.9640	49.9590
Promarca Internacional Paraguay S.R.L. (**)	0-E	Paraguay	Paraguayan Guaranies	–	49.9917	49.9917	49.9917
Sajonia Brewing Company S.R.L.	0-E	Paraguay	Paraguayan Guaranies	–	54.4569	54.4569	49.5049
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	–	100.0000	100.0000	100.0000
Coralina S.A.	0-E	Uruguay	Uruguayan Pesos	–	100.0000	100.0000	100.0000
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	–	100.0000	100.0000	100.0000
Milotur S.A.	0-E	Uruguay	Uruguayan Pesos	–	100.0000	100.0000	100.0000

(*) Listed company in Chile.

(**) Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

Schedule of direct participation and indirect participation through a subsidiary

Subsidiary	Tax ID	Country of origin	Functional currency	Share percentage with voting rights
				As of December 31, 2023	As of December 31, 2022
				%	%
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	50.0917	50.0917
Cervecera Guayacán SpA. (**)	76,035,409-0	Chile	Chilean Pesos	25.0006	25.0006
CRECCU S.A. (13)	76,041,227-9	Chile	Chilean Pesos	100.0000	100.0000
Cervecería Belga de la Patagonia S.A. (**)	76,077,848-6	Chile	Chilean Pesos	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	Chilean Pesos	100.0000	100.0000
Bebidas CCU-PepsiCo SpA. (**)	76,337,371-1	Chile	Chilean Pesos	49.9888	49.9888
CCU Inversiones II SpA. (1)	76,349,531-0	Chile	US Dollar	100.0000	100.0000
Cervecería Szot SpA. (**)	76,481,675-7	Chile	Chilean Pesos	25.0006	25.0006
Bebidas Carozzi CCU SpA. (**)	76,497,609-6	Chile	Chilean Pesos	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	99.9834	99.9834
Inversiones Invex CCU Ltda. (2)	76,572,360-4	Chile	US Dollar	99.9925	99.9922
Promarca Internacional SpA. (**)	76,574,762-7	Chile	US Dollar	49.9917	49.9917
CCU Inversiones S.A. (3)	76,593,550-4	Chile	Chilean Pesos	99.9775	99.9775
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	80.0000	80.0000
Promarca S.A. (**)	76,736,010-K	Chile	Chilean Pesos	49.9917	49.9917
D&D SpA. (12) (**)	76,920,876-3	Chile	Chilean Pesos	40.8105	–
La Barra S.A. (9)	77,148,606-1	Chile	Chilean Pesos	100.0000	100.0000
Mahina SpA. (**)	77,248,551-4	Chile	Chilean Pesos	25.0458	25.0458
Volcanes del Sur S.A. (8)	77,622,887-7	Chile	Chilean Pesos	74.9503	74.9503
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	100.0000	100.0000
Millahue S.A.	91,022,000-4	Chile	Chilean Pesos	99.9621	99.9621
Viña San Pedro Tarapacá S.A. (*) (3)	91,041,000-8	Chile	Chilean Pesos	84.6824	84.6824
Manantial S.A.	96,711,590-8	Chile	Chilean Pesos	50.5519	50.5519
Viña Altaïr SpA.	96,969,180-9	Chile	Chilean Pesos	84.6824	84.6824
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	50.0007
Cervecera CCU Chile Ltda. (7)	96,989,120-4	Chile	Chilean Pesos	100.0000	100.0000
Embotelladoras Chilenas Unidas S.A.	99,501,760-1	Chile	Chilean Pesos	99.9834	99.9834
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	100.0000	100.0000
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	80.0000	80.0000
Cía. Cervecerías Unidas Argentina S.A.	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Compañía Industrial Cervecera S.A. (14)	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Finca La Celia S.A.	0-E	Argentina	Argentine Pesos	84.6824	84.6824
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	74.9980	74.9979
Sáenz Briones y Cía. S.A.I.C. (14)	0-E	Argentina	Argentine Pesos	–	100.0000
Bebidas Bolivianas BBO S.A. (6)	0-E	Bolivia	Bolivians	51.0000	51.0000
VSPT Winegroup (Shanghai) Limited (11)	0-E	China	Yuan	84.6824	84.6824
International Spirits Investments USA LLC	0-E	United States	US Dollar	80.0000	80.0000
VSPT US LLC (4)	0-E	United States	US Dollar	84.6824	84.6824
VSPT UK Ltd. (5)	0-E	United Kingdom	Sterling Pound	84.6824	84.6824
Bebidas del Paraguay S.A. (10)	0-E	Paraguay	Paraguayan Guaranies	55.0070	50.0050
Distribuidora del Paraguay S.A. (10)	0-E	Paraguay	Paraguayan Guaranies	54.9640	49.9590
Promarca Internacional Paraguay S.R.L. (**)	0-E	Paraguay	Paraguayan Guaranies	49.9917	49.9917
Sajonia Brewing Company S.R.L.	0-E	Paraguay	Paraguayan Guaranies	54.4569	49.5049
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000
Coralina S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000
Milotur S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000

(*) Listed company in Chile.

(**) Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

Schedule of business combination, the fair values of assets and liabilities were determined

Assets and Liabilities	Fair Value
ThCh$
Total current assets	992,511
Total non-current assets	2,597,635
Total Assets	3,590,146
Total current liabilities	727,196
Total non-current liabilities	636,956
Total Liabilities	1,364,152

Net identifiable assets acquired	2,225,994
Non-controlling interests	(1,090,587)
Goodwill	2,100,677
Investment value	3,236,084